Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Long-term debt
Long-term Debt  Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2013	2012
3.66% senior notes due November 2023	$75,000	$—
3.06% Euro-denominated senior notes due November 2023	52,566	—
4.47% senior notes due November 2018	25,000	25,000
4.14% senior notes due November 2017	25,000	25,000
4.91% senior notes due through May 2017	99,000	110,000
3.77% senior notes due November 2016	25,000	25,000
7.31% senior notes due November 2013	—	25,000
5.85% Euro-denominated senior notes due November 2013	—	25,508
Long-term revolving loan agreement	43,982	95,419
Various other notes	2,576	3,052
	348,124	333,979
Less current maturities	—	—
Total long-term debt	$348,124	$333,979

Restrictive loan covenants
Substantially all of the senior loan agreements contain restrictions concerning interest coverage, borrowings, investments and tangible net worth amounts. The Company is in compliance with all of these restrictions at December 31, 2013. The following table summarizes the Company’s most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2013:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.40	3.50
Net Worth (Minimum)	$1,242,684	$625,000
Interest Coverage (Minimum)	8.01	2.00

Short-term borrowings
Short-term Borrowings The Company’s short-term borrowings consisted of the following items at December 31:

(in thousands)	2013	2012
Uncommitted loans	$4,600	$16,950
Loans of foreign subsidiaries	2,450	3,098
Total	$7,050	$20,048